Employee Benefit Plans - Fair Value of Plan Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 3,022		$ 2,733		$ 2,692
U.S. Pension Benefits [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	207		404
U.S. Pension Benefits [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,752		2,233
U.S. Pension Benefits [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	63		96		109
U.S. Pension Benefits [Member] | Equity Securities, Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			0	[1]
U.S. Pension Benefits [Member] | Equity Securities, Preferred Stock [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			0	[1]
U.S. Pension Benefits [Member] | Equity Securities, Preferred Stock [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			0	[1]
U.S. Pension Benefits [Member] | Equity Securities, Preferred Stock [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			0	[1]
U.S. Pension Benefits [Member] | Equity Securities, Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2	[1]	201	[1]
U.S. Pension Benefits [Member] | Equity Securities, Common Stock [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	[1]	200	[1]
U.S. Pension Benefits [Member] | Equity Securities, Common Stock [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1]	0	[1]
U.S. Pension Benefits [Member] | Equity Securities, Common Stock [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	[1]	1	[1]
U.S. Pension Benefits [Member] | Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	228	[2]	225	[2]
U.S. Pension Benefits [Member] | Government Debt Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2]	0	[2]
U.S. Pension Benefits [Member] | Government Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	228	[2]	225	[2]
U.S. Pension Benefits [Member] | Government Debt Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2]	0	[2]
U.S. Pension Benefits [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,221	[3]	781	[3]
U.S. Pension Benefits [Member] | Corporate Debt Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[3]	0	[3]
U.S. Pension Benefits [Member] | Corporate Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,221	[3]	781	[3]
U.S. Pension Benefits [Member] | Corporate Debt Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[3]	0	[3]
U.S. Pension Benefits [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	33		32	[4]
U.S. Pension Benefits [Member] | Money Market Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0	[4]
U.S. Pension Benefits [Member] | Money Market Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	33		32	[4]
U.S. Pension Benefits [Member] | Money Market Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	209	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Equities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Equities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	209	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,191	[4]	964	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,191	[4]	964	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Short Term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	49	[4]	20	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Short Term Investments [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Short Term Investments [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	49	[4]	20	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Short Term Investments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Balanced [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	[4]	1	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Balanced [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Balanced [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	[4]	1	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Balanced [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
U.S. Pension Benefits [Member] | Partnership And Joint Venture Interests, Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	40	[5]	42	[5]
U.S. Pension Benefits [Member] | Partnership And Joint Venture Interests, Real Estate [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	0	[5]
U.S. Pension Benefits [Member] | Partnership And Joint Venture Interests, Real Estate [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	0	[5]
U.S. Pension Benefits [Member] | Partnership And Joint Venture Interests, Real Estate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	40	[5]	42	[5]
U.S. Pension Benefits [Member] | Partnership And Joint Venture Interests, Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	22	[5]	53	[5]
U.S. Pension Benefits [Member] | Partnership And Joint Venture Interests, Other [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	0	[5]
U.S. Pension Benefits [Member] | Partnership And Joint Venture Interests, Other [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	0	[5]
U.S. Pension Benefits [Member] | Partnership And Joint Venture Interests, Other [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	22	[5]	53	[5]
U.S. Pension Benefits [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	206	[4]	200	[4]
U.S. Pension Benefits [Member] | Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	206	[4]	200	[4]
U.S. Pension Benefits [Member] | Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
U.S. Pension Benefits [Member] | Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
U.S. Pension Benefits [Member] | Insurance Products [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	28	[4]	1	[4]
U.S. Pension Benefits [Member] | Insurance Products [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
U.S. Pension Benefits [Member] | Insurance Products [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	28	[4]	1	[4]
U.S. Pension Benefits [Member] | Insurance Products [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
U.S. Pension Benefits [Member] | Real Estate And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	[5]	4	[5]
U.S. Pension Benefits [Member] | Real Estate And Other [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	4	[5]
U.S. Pension Benefits [Member] | Real Estate And Other [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	[5]	0	[5]
U.S. Pension Benefits [Member] | Real Estate And Other [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	0	[5]
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,228		1,981		1,833
Foreign Pension Plans, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	536		327
Foreign Pension Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,499		1,467
Foreign Pension Plans, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	193		187		174
Foreign Pension Plans, Defined Benefit [Member] | Equity Securities, Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			1	[1]
Foreign Pension Plans, Defined Benefit [Member] | Equity Securities, Preferred Stock [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			1	[1]
Foreign Pension Plans, Defined Benefit [Member] | Equity Securities, Preferred Stock [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			0	[1]
Foreign Pension Plans, Defined Benefit [Member] | Equity Securities, Preferred Stock [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			0	[1]
Foreign Pension Plans, Defined Benefit [Member] | Equity Securities, Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	170	[1]	259	[1]
Foreign Pension Plans, Defined Benefit [Member] | Equity Securities, Common Stock [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	170	[1]	259	[1]
Foreign Pension Plans, Defined Benefit [Member] | Equity Securities, Common Stock [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1]	0	[1]
Foreign Pension Plans, Defined Benefit [Member] | Equity Securities, Common Stock [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1]	0	[1]
Foreign Pension Plans, Defined Benefit [Member] | Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	114	[2]	163	[2]
Foreign Pension Plans, Defined Benefit [Member] | Government Debt Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2]	0	[2]
Foreign Pension Plans, Defined Benefit [Member] | Government Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	114	[2]	163	[2]
Foreign Pension Plans, Defined Benefit [Member] | Government Debt Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2]	0	[2]
Foreign Pension Plans, Defined Benefit [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	199	[3]	88	[3]
Foreign Pension Plans, Defined Benefit [Member] | Corporate Debt Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[3]	0	[3]
Foreign Pension Plans, Defined Benefit [Member] | Corporate Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	199	[3]	88	[3]
Foreign Pension Plans, Defined Benefit [Member] | Corporate Debt Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[3]	0	[3]
Foreign Pension Plans, Defined Benefit [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	46		40	[4]
Foreign Pension Plans, Defined Benefit [Member] | Money Market Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Money Market Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	46		40	[4]
Foreign Pension Plans, Defined Benefit [Member] | Money Market Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	246	[4]	123	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Equities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	105	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Equities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	141	[4]	123	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	907	[4]	968	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	907	[4]	968	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Short Term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Short Term Investments [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Short Term Investments [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Short Term Investments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Balanced [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	36	[4]	31	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Balanced [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Balanced [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	36	[4]	31	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Balanced [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Partnership And Joint Venture Interests, Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	0	[5]
Foreign Pension Plans, Defined Benefit [Member] | Partnership And Joint Venture Interests, Real Estate [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	0	[5]
Foreign Pension Plans, Defined Benefit [Member] | Partnership And Joint Venture Interests, Real Estate [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	0	[5]
Foreign Pension Plans, Defined Benefit [Member] | Partnership And Joint Venture Interests, Real Estate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	0	[5]
Foreign Pension Plans, Defined Benefit [Member] | Partnership And Joint Venture Interests, Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	62	[5]	55	[5]
Foreign Pension Plans, Defined Benefit [Member] | Partnership And Joint Venture Interests, Other [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	0	[5]
Foreign Pension Plans, Defined Benefit [Member] | Partnership And Joint Venture Interests, Other [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	0	[5]
Foreign Pension Plans, Defined Benefit [Member] | Partnership And Joint Venture Interests, Other [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	62	[5]	55	[5]
Foreign Pension Plans, Defined Benefit [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	261	[4]	60	[4]
Foreign Pension Plans, Defined Benefit [Member] | Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	261	[4]	60	[4]
Foreign Pension Plans, Defined Benefit [Member] | Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Insurance Products [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	56	[4]	54	[4]
Foreign Pension Plans, Defined Benefit [Member] | Insurance Products [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Insurance Products [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	56	[4]	54	[4]
Foreign Pension Plans, Defined Benefit [Member] | Insurance Products [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Real Estate And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	131	[5]	139	[5]
Foreign Pension Plans, Defined Benefit [Member] | Real Estate And Other [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	7	[5]
Foreign Pension Plans, Defined Benefit [Member] | Real Estate And Other [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	0	[5]
Foreign Pension Plans, Defined Benefit [Member] | Real Estate And Other [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 131	[5]	$ 132	[5]

[1]	Common and preferred stocks are valued based on quoted market prices at the closing price as reported on the active market on which the individual securities are traded.
[2]	Government securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar securities, the security is valued under a discounted cash flows approach that maximizes observable inputs, such as current yields on similar instruments but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks.
[3]	Corporate debt is valued primarily based on observable market quotations for similar bonds at the closing price reported on the active market on which the individual securities are traded. When such quoted prices are not available, the bonds are valued using a discounted cash flows approach using current yields on similar instruments of issuers with similar credit ratings.
[4]	Common/collective trusts and registered investment companies (RICs) such as mutual funds are valued using a Net Asset Value (NAV) provided by the manager of each fund. The NAV is based on the underlying net assets owned by the fund, divided by the number of shares or units outstanding. The fair value of the underlying securities within the fund, which are generally traded on an active market, are valued at the closing price reported on the active market on which those individual securities are traded. For investments not traded on an active market, or for which a quoted price is not publicly available, a variety of unobservable valuation methodologies, including discounted cash flow, market multiple and cost valuation approaches, are employed by the fund manager to value investments. This valuation approach is often used in valuing insurance products with underlying investments in mutual funds, commingled funds and pooled separate accounts.
[5]	Partnership/joint ventures and hedge funds are valued based on the fair value of the underlying securities within the fund, which include investments both traded on an active market and not traded on an active market. For those investments that are traded on an active market, the values are based on the closing price reported on the active market on which those individual securities are traded and in the case of hedge funds they are valued using a Net Asset Value (NAV) provided by the manager of each fund. For investments not traded on an active market, or for which a quoted price is not publicly available, a variety of unobservable valuation methodologies, including discounted cash flow, market multiples and cost valuation approaches, are employed by the fund manager to value investments.